UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		8 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (4,163,376)	$ (339,908)	$ (238)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32,442	23,380
Amortization of operating lease right-of-use assets	151,201	145,419
Employee stock compensation	118,444	0
Stock compensation issued for advisory service	18,833	25,120
Deferred tax liabilities	(38,360)	0
Change in fair value of warrants	1,540,424	0
Change in fair value of crypto assets	(182,665)	0
Change in fair value of convertible debt	260,630
Stock issued for waiving contractual restriction	(66,500)	0
Staking rewards	(6,548)	0
Changes in operating assets and liabilities:
Due from related parties	(4,446)	(9,297)
Prepayments and other current assets	(12,072)	(998)
Deposit	(5,000)	0
Accounts payable	1,513,002	2,039	238
Interest payable	50,630	3,201
Deferred revenues	(240,112)	92,329
Operating lease liabilities	(154,885)	(115,394)
Due to related parties	(53,183)	(170,765)
Accrued liabilities and other payables	374,008	19,971
Net cash provided by operating activities	(624,777)	(306,309)	0
Cash flows from investing activities:
Purchases of property and equipment	0	(136,394)
Purchases of crypto assets	(1,050,000)	0
Purchases of intangible assets	(1,250,000)	0
Net cash (used in) investing activities	(2,300,000)	(136,394)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable	3,089,400	100,000
Capital contribution from private placement	4,700,000	0
Proceeds from the reverse recapitalization	1,077,752	0
Repayment of promissory notes to related party	(332,485)	0
Proceeds from promissory notes related party	318,000	0
Capital contribution from stockholders			1
Class B common stock subscription			1
Net cash provided by financing activities	8,852,667	100,000	2
Net change in cash	5,927,890	(342,703)	2
Beginning cash balance	2	787,652	0
Ending cash balance	5,978,572	444,949	2
Cash paid during the period for:
Interest paid	0	0	0
Income taxes paid	$ 0	0	$ 0
Noncash activities:
Issurance of common stock and warrants for intangible assets acquisition	4,525,398
Purchase of crypto assets through covertible debt	$ 7,503,600	0
Common stock issued for liability payment	430,000	0
Conversion of convertible debt and interest payable	$ 1,769,072	$ 0
Conversion of preferred stock to common stock	42		1,000,000